Income Taxes (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 107	$ 120	$ 154
Valuation allowance	10	10	11
Deferred tax assets	97	110	143
Deferred tax liabilities	51	54	56
Net deferred tax asset	$ 46	$ 56	$ 87